UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of unconsolidated structured entities [abstract]
Disclosure of interests in unconsolidated structured entities [text block]

			Grupo
			Aval’s managed
December 31, 2021	Securitizations		funds		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	—	Ps.	5,019,671	Ps.	5,019,671
Other account receivables		—		29,567		29,567
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		—		5,049,238		5,049,238
Grupo Aval’s maximum exposure (*)	Ps.	—	Ps.	5,049,238	Ps.	5,049,238

(*) Represent 1.37%, respectively of the Grupo Aval’s managed funds total assets.

			Grupo
			Aval’s managed
December 31, 2020	Securitizations		funds		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	7,385	Ps.	5,079,993	Ps.	5,087,378
Other account receivables		—		25,183		25,183
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		7,385		5,105,176		5,112,561
Grupo Aval’s maximum exposure (*)	Ps.	7,385	Ps.	5,105,176	Ps.	5,112,561

(*) Represent 1.58%, respectively of the Grupo Aval’s managed funds total assets.